MFA 2026-NQMR1 Trust ABS-15G

Exhibit 99.01 - Schedule 1

Loan Level Exception - Final Grades

																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	EDGAR Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	2026-NQMMR1-10014	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2026-NQMMR1-10013	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Asset Documentation - Guideline Issue: Insufficient asset documentation.: Financial Institution: XXXX XXXX/ End Date: XX/XX/XXXX // Account Type: Checking / Account Number: XXXX [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Minimum Loan Amount discrepancy.: Note loan amount of $XXX is less than Guideline minimum loan amount of $200,000.00.	Missing an additional 1 month statement.	BUYER - WAIVED COMMENT (XXXX-09-10): This statement is only to evidence that the check for the EMD cleared. REVIEWER - RE-OPEN COMMENT (2019-06-13): Re-opening for review. Waiving an EV3/C exception does not improve the grade. BUYER - GENERAL COMMENT (2019-07-08): exception REVIEWER - WAIVED COMMENT (2019-07-15): Client approved exception to waive the additional bank statement. REVIEWER - WAIVED COMMENT (2019-02-15): Rec'd exception for loan amount < minimum allowed per guidelines.	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Closing Date: The final CD in file, initialed by the borrower, reflects a closing date of XX/XX/XXXX.	BUYER - WAIVED COMMENT (2019-02-13): We have provided our broker agreement which shows that all transactions are based on a set compensation and not subject to terms of the transaction BUYER - WAIVED COMMENT (XXXX-09-10): California closing documents are not date sensitive, the borrower signed with the notary XX/XX	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative	Borrower has job stability for 16+ years. Borrower has owned the subject property for 10 years DTI below max by 5% or greater; 35.34% vs guideline maximum of 50%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2026-NQMMR1-10012	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX XXXX/S-Corp)	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Missing LO compesation disclosure. Federal Compliance - Self-Employed Tax Return Recency - ATR: Missing 1040 (XXXX), 1120s (XXXX) and K1 (XXXX). Business and personal 2017 tax filing extensions in file.	BUYER - WAIVED COMMENT (XXXX-12-06): We have provided our broker agreement which shows that all transactions are based on a set compensation and not subject to terms of the transaction BUYER - WAIVED COMMENT (XXXX-12-06): Documentation provided was acceptable, loan is still non-QM and not an ATR fail	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2026-NQMMR1-10007	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 426.38347% exceeds Guideline total debt ratio of 50.00000%. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Total cash-out discrepancy.: HUD-1 total cash-out of $XXX is greater than Guideline total cash-out of $500,000.00.	Per XXXX XXXX Income calculation Analysis, the borrowers were qualified with Asset Depletion income of $29,275.00 and a DTI of 51.09% calculated using cash-out proceeds from the subject cash-out refinance. In addition, the cash out was depleted over 60 months. Per XXXX XXXX Underwriting and Full Doc guidelines, cash out is not on the list of acceptable assets allowed to be depleted and assets are to be depleted over 120 months. Using the allowable assets verified in the file results in an income of $XXX and a DTI of 426.38%.

A client approved exception with verified compensating factors related to the borrower's ability to repay to allow 1) cash out to be used for depletion and 2) to allow a depletion period of only 60 months is required to waive this exception.

In addition, the lender approved DTI of 51.09% will also require a separate client approved exception with verified compensating factors related to the borrower's ability to repay to allow a DTI above 50%.
Borrowers received $XXX cash back at closing, which exceeds the Full Doc guideline maximum of $500,000.00. File is missing the lender's approved exception for excessive cash out with verified compensating factors.	REVIEWER - GENERAL COMMENT (2019-08-16): Received client approved exception to allow cash out to be used for asset depletion. Per XXXX XXXX income worksheet, lender used cash out proceeds of $XXX however, the final CD verifies the net cash out is $XXX, which results in a DTI of 53.27%. A new client client approved exception with verified compensating factors related to the borrower's ability to repay is required to allow the DTI of 53.27% and waive this exception.
REVIEWER - WAIVED COMMENT (2019-09-02): Client approved exception to allow a DTI of 53.27% which exceeds the guideline max of 50.00%.
REVIEWER - WAIVED COMMENT (2019-08-16): Client approved exception to allow cash back of $XXX, which exceeds the guideline maximum cash out of $500,000.00.	1	2	[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 53.09450% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: DTI exception was revised to moderately exceeding after client exception was received.	REVIEWER - GENERAL COMMENT (2019-08-16): Received client approved exception to allow cash out to be used for asset depletion. Per XXXX XXXX income worksheet, lender used cash out proceeds of $XXX however, the final CD verifies the net cash out is $XXX, which results in a DTI of 53.27%. A new client client approved exception with verified compensating factors related to the borrower's ability to repay is required to allow the DTI of 53.27% and waive this exception.
BUYER - GENERAL COMMENT (2019-08-19): Please see response under "Investor total qualifying debt ratio discrepancy" tab.
																							REVIEWER - WAIVED COMMENT (2019-09-02): Client approved exception to allow a DTI of 53.27% which exceeds the guideline max of 50.00%.		134.62 months reserves > 6 months guideline minimum Borrower has residual income of $XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2026-NQMMR1-10015	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] State Compliance - Maryland SB270 Prepayment Penalty Test 2009 Investment Test: Maryland SB270: Mortgage loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepayment penalty will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Appraisal provided to the borrower on XX/XX/XXXX (pre-close). Appraisal was updated XX/XX/XXXX (post close).	BUYER - WAIVED COMMENT (2020-01-07): Sprout has elected to waive this exception BUYER - WAIVED COMMENT (2019-12-20): Sprout has elected to waive this exception BUYER - WAIVED COMMENT (2019-12-20): Sprout has elected to waive this exception BUYER - WAIVED COMMENT (2019-12-20): Sprout has elected to waive this exception BUYER - WAIVED COMMENT (2019-12-20): Sprout has elected to waive this exception	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2026-NQMMR1-10006	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Total cash-out discrepancy.: HUD-1 total cash-out of $XXX is greater than Guideline total cash-out of $500,000.00. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXX is greater than Guideline maximum loan amount of $3,000,000.00.	The total cash out amount of $XXX exceeds the Investor guideline maximum of $500,000. However, a Lender Exception Approval was provided. The subject loan amount of $XXX exceeds the Investor guideline maximum of $3,000,000. However, a Lender Exception Approval was provided.	REVIEWER - WAIVED COMMENT (2019-12-02): Client approved exception prior to closing. REVIEWER - WAIVED COMMENT (2019-12-02): Client approved exception prior to closing.	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (XXX)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (XXX)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (XXX)	Federal Compliance - FACTA Disclosure Missing: Evidence that the FACTA Credit Score Disclosure was provided to the Borrower upon credit pull is missing.
Federal Compliance - TRID Final Closing Disclosure AP Table First Change: The Note disclosed that the minimum initial and life rates are lower(2.75%) than the margin(3.50%) which is causing the discrepancy.
Federal Compliance - TRID Final Closing Disclosure Assumption: The Note allows for assumption, but the final Closing Disclosure disclosed that assumption is not allowed.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: The Note disclosed that the minimum initial and life rates are lower(2.75%) than the margin(3.50%) which is causing the discrepancy.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: The Note disclosed that the minimum initial and life rates are lower(2.75%) than the margin(3.50%) which is causing the discrepancy.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: The Note disclosed that the minimum initial and life rates are lower(2.75%) than the margin(3.50%) which is causing the discrepancy.	REVIEWER - WAIVED COMMENT (2019-12-02): Waived per client request.
REVIEWER - GENERAL COMMENT (2019-12-18): Disclosed payment is $XXX, calculated is $XXX.
BUYER - GENERAL COMMENT (2019-12-19): pccd and delivery
REVIEWER - CURED COMMENT (2019-12-20): SitusAMC received required documents, exception is cured.
REVIEWER - WAIVED COMMENT (2019-12-02): Waived per client request.
BUYER - GENERAL COMMENT (2019-12-19): please see upload
REVIEWER - GENERAL COMMENT (2019-12-20): Proof of delivery and reopen of RTC is still required before cure can be applied.
BUYER - GENERAL COMMENT (2019-12-31): ROR AND DELIVERY
REVIEWER - CURED COMMENT (2020-01-02): SitusAMC received required documents, exception is cured.
BUYER - GENERAL COMMENT (2019-12-19): please see upload
REVIEWER - GENERAL COMMENT (2019-12-20): Proof of delivery and reopen of RTC is still required before cure can be applied.
REVIEWER - CURED COMMENT (2020-01-02): SitusAMC received required documents, exception is cured.
BUYER - GENERAL COMMENT (2019-12-19): please see upload
REVIEWER - GENERAL COMMENT (2019-12-20): Proof of delivery and reopen of RTC is still required before cure can be applied.
REVIEWER - CURED COMMENT (2020-01-02): SitusAMC received required documents, exception is cured.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	60% LTV < 75% guideline max DTI below max by 5% or greater. DTI: 35%<50% FICO score above minimum by 20 points or greater. FICO: XXX>660		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2026-NQMMR1-10001	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $50.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)						-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2026-NQMMR1-10003		XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2026-NQMMR1-10000	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXX is greater than Guideline maximum loan amount of $3,000,000.00. [2] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX VVOE - Employment Only, W-2 (XXXX)	Subject loan closed with a loan amount of $XXX, which exceeds the guideline maximum loan amount of $3,000,000.00. File is missing a lender approved exception with verified compensating factors to allow the higher loan amount. Borrower was qualified with wage income that was verified with a paystub and Written VOE. File is missing the borrower's most W-2 and a Verbal VOE dated within 5 business days of closing as required by the lender’s Full Doc guidelines.	BUYER - GENERAL COMMENT (2020-02-26): Duplicate exception. Exception approval uploaded. REVIEWER - WAIVED COMMENT (2020-02-26): Lender approved exception to allow a loan amount of $XXX, which exceeds the guideline maximum loan amount of $3,000,000.00. REVIEWER - WAIVED COMMENT (2020-02-26): Lender approved exception to waive the most recent W-2 and VVOE dated within 5 business days of closing for the wage earner borrower as required by the lender’s Full Doc guidelines.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The borrower acknowledged receipt of the appraisal XX/XX/XXXXwhich is prior to the report date of XX/XX/XXXX.	REVIEWER - WAIVED COMMENT (2020-02-25): Waive per client request.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines.

Borrower's residual income increased by 10% or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2026-NQMMR1-10008	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Minimum Loan Amount discrepancy.: Note loan amount of $XXX is less than Guideline minimum loan amount of $400,000.00.	Granted by Lender: Loan amount below guideline minimums. Residual income below guideline minimums	REVIEWER - WAIVED COMMENT (2020-03-02): Lender deviation provided.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decresed the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2026-NQMMR1-10009	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2026-NQMMR1-10010	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2026-NQMMR1-10011	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	ATR Risk	2	1				1				2	[2] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. [2] Federal Compliance - General Ability To Repay Provision Asset Qualification Loan: Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	Federal Compliance - Check Loan Designation Match - ATR Risk: Due to using XXXX XXXX program. Federal Compliance - General Ability To Repay Provision Asset Qualification Loan: Due to using XXXX XXXX program.	REVIEWER - GENERAL COMMENT (2020-02-14): Regraded to EV2-B, Asset Qual loan program BUYER - WAIVED COMMENT (2020-02-18): We acknowledge this condition and choose to waive BUYER - WAIVED COMMENT (2020-02-18): We acknowledge this condition and choose to waive	Federal Compliance - Check Loan Designation Match - ATR Risk: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2026-NQMMR1-10005	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2026-NQMMR1-10004	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Guideline Issue - Funds From Business Account used, and borrower owns less than 100% of business.	Borrower was qualified with business bank statement income however, borrower is only 50% owner of the business. Lender's Business Bank Statement guidelines require 100% ownership for business bank statements used for qualification.	BUYER - GENERAL COMMENT (2020-05-04): exception REVIEWER - GENERAL COMMENT (2020-05-04): Exception approval received for using AVM for 2nd appraisal. one of the compensating factors is reserves for 16 months vs. 12, not substantial. BUYER - GENERAL COMMENT (2020-05-05): guideline calls for 6 months reserves required so 12+ months is substantial and a compensating factor REVIEWER - WAIVED COMMENT (2020-05-06): Client elects to waive. Exception waiver approval provided. Compensating factors: LTV, years on the job, reserves, residual income, years in the home and housing history.	3	[3] Appraisal Documentation - Guidelines require two full appraisals when loan amount exception is made or Loan Amount is greater than $1,500,000.: Loan Amount: $XXX Guideline Loan Amount Max: $3,000,000.00	Missing 2nd full appraisal.	REVIEWER - GENERAL COMMENT (2020-05-04): Exception approval received for using AVM for 2nd appraisal. one of the compensating factors is reserves for 16 months vs. 12, not substantial. BUYER - GENERAL COMMENT (2020-05-05): guideline calls for 6 months reserves so 12+ months reserves is a compensating factor REVIEWER - WAIVED COMMENT (2020-05-06): Client elects to waive. Exception waiver approval provided. Compensating factors: LTV, years on the job, reserves, residual income, years in the home and housing history.	2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Right to Cancel is on Form H-8 however, subject loan is paying off an existing loan by the same lender. Right to Cancel should be on Form H-9.	REVIEWER - WAIVED COMMENT (2020-05-01): Waive per client request.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	2026-NQMMR1-10002	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 66.35560% exceeds Guideline total debt ratio of 50.00000%. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 3.15 is less than Guideline PITIA months reserves of 6.00.	Borrower were qualified with monthly net rental income of $585.00 for an investment property and a DTI of 53.52%. This rental income was noted on the income worksheet as "Using XXXX XXXX income to offset the PITI." Calculated DTI is 66.36% due to the following reasons:

1) The XXXX K-1's, 1065 tax return and XXXX P&L Statement for XXXX XXXX verify this business reported losses for the past 2 years however, the lender excluded these losses from the income calculations. Using the XXXX P&L, the monthly negative YTD income is -$XXX for each borrower, which have now been deducted from the borrowers qualifying incomes.

2) File contains one lease agreement for the rental property which verifies a monthly net rental loss of -$XXX. The 1065 tax return does not verify the monthly net rental income used by the lender.

The verified monthly business losses and net rental loss results in a DTI of 66.36%, which cannot be waived or compensated to a lower grade.
Verified reserves of 3.15 months are insufficient to cover the guideline required reserves of 6 months. File contains a lender exception that states “reserves less than 6 months" however, the actual number of months allowed must be provided. A lender approved exception to allow 3.15 months of reserves (with verified compensating factors) is required to rereview this exception.	REVIEWER - WAIVED COMMENT (2020-05-06): Lender provided a rental income written rationale, a comparable rent schedule and an approved exception to allow a DTI of 54.96%, which exceeds the guideline maximum of 50.00%. Final calculated DTI is 54.90%. REVIEWER - WAIVED COMMENT (2020-04-22): Lender approved an exception to allow only 3.15 months of reserves when the guidelines require reserves of 6 months.	1	2	[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 54.90309% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 66.35560% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Lender qualified the borrowers with a DTI of 54.96%, which exceeds the guideline maximum of 50.00%. Final calculated DTI is 54.90%.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Borrower were qualified with monthly net rental income of $585.00 for an investment property and a DTI of 53.52%. This rental income was noted on the income worksheet as "Using XXXX XXXX income to offset the PITI." Calculated DTI is 66.36% due to the following reasons:

1) The XXXX K-1's, 1065 tax return and XXXX P&L Statement for XXXX XXXX verify this business reported losses for the past 2 years however, the lender excluded these losses from the income calculations. Using the XXXX P&L, the monthly negative YTD income is -$XXX for each borrower, which have now been deducted from the borrowers qualifying incomes.

2) File contains one lease agreement for the rental property which verifies a monthly net rental loss of -$XXX. The 1065 tax return does not verify the monthly net rental income used by the lender.

The verified monthly business losses and net rental loss results in a DTI of 66.36%, which cannot be waived or compensated to a lower grade.	REVIEWER - WAIVED COMMENT (2020-05-06): Lender provided a rental income written rationale, a comparable rent schedule and an approved exception to allow a DTI of 54.96%, which exceeds the guideline maximum of 50.00%. Final calculated DTI is 54.90%.
BUYER - GENERAL COMMENT (2020-04-28): Please see "Investor qualifying total debt ratio discrepancy" tab for response.
																							REVIEWER - WAIVED COMMENT (2020-05-06): Lender provided a rental income written rationale, a comparable rent schedule and an approved exception to allow a DTI of 54.96%, which exceeds the guideline maximum of 50.00%. Final calculated DTI is 54.90%.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B